Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Weighted average remaining lease term	1 year 5 months 1 day	1 year 6 months 7 days
Operating leases discount rates	4.75%	4.75%
Rental expense	$ 218,227	$ 412,891	$ 498,166
Lease liabilities	$ 249,133	$ 427,278	$ 409,595